(Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income (Loss) Per Common Unit
(Loss) income from continuing operations									$ (226,385)	$ 94,802	$ (231,318)
Less: Continuing operations income attributable to noncontrolling interests									(240)	(6,832)	(11,832)
Net (loss) income from continuing operations attributable to NGL Energy Partners LP									(226,625)	87,970	(243,150)
Less: Distributions to preferred unitholders (1)									(59,697)	(30,142)	0
Less: Continuing operations net loss (income) allocated to general partner (2)									150	(183)	(47,575)
Less: Repurchase of warrants (3)									(349)	0	0
NET (LOSS) INCOME FROM CONTINUING OPERATIONS ALLOCATED TO COMMON UNITHOLDERS (Note 3)									(286,521)	57,645	(290,725)
Income from discontinued operations attributable to NGL Energy Partners, net of tax									156,780	49,072	44,221
LESS: NET INCOME ATTRIBUTABLE TO REDEEMABLE NONCONTROLLING INTERESTS									(1,030)	0	0
Less: Discontinued operations income allocated to general partner (2)									(155)	(49)	(45)
NET INCOME FROM DISCONTINUED OPERATIONS ALLOCATED TO COMMON UNITHOLDERS (Note 3)									155,595	49,023	44,176
NET (LOSS) INCOME ALLOCATED TO COMMON UNITHOLDERS									$ (130,926)	$ 106,668	$ (246,549)
BASIC (LOSS) INCOME PER COMMON UNIT
(Loss) income from continuing operations									$ (2.37)	$ 0.53	$ (2.77)
Income from discontinued operations, net of tax									1.29	0.45	0.42
Net (Loss) Income	$ 0.76	$ 0.33	$ (1.56)	$ (0.61)	$ 0.14	$ (0.07)	$ (0.71)	$ 1.66	(1.08)	0.99	(2.35)
DILUTED (LOSS) INCOME PER COMMON UNIT
(Loss) income from continuing operations									(2.37)	0.52	(2.77)
Income from discontinued operations, net of tax									1.29	0.44	0.42
Net (Loss) Income	$ 0.71	$ 0.32	$ (1.56)	$ (0.61)	$ 0.14	$ (0.07)	$ (0.71)	$ 1.38	$ (1.08)	$ 0.95	$ (2.35)
Diluted weighted average common units outstanding (in units)	146,868,349	124,161,966	121,314,636	120,535,909	120,198,802	107,966,901	106,186,389	128,453,733	120,991,340	111,850,621	104,838,886
Common units
BASIC (LOSS) INCOME PER COMMON UNIT
(Loss) income from continuing operations									$ (2.37)	$ 0.53	$ (2.77)
Income from discontinued operations, net of tax									1.29	0.45	0.42
Net (Loss) Income									(1.08)	0.99	(2.35)
DILUTED (LOSS) INCOME PER COMMON UNIT
(Loss) income from continuing operations									(2.37)	0.52	(2.77)
Income from discontinued operations, net of tax									1.29	0.44	0.42
Net (Loss) Income									$ (1.08)	$ 0.95	$ (2.35)
Basic weighted average common units outstanding (in units)									120,991,340	108,091,486	104,838,886
Diluted weighted average common units outstanding (in units)									120,991,340	111,850,621	104,838,886
Common units | Performance awards
DILUTED (LOSS) INCOME PER COMMON UNIT
Weighted average number diluted shares outstanding adjustment									0	173,087	0
Common units | Warrant
DILUTED (LOSS) INCOME PER COMMON UNIT
Weighted average number diluted shares outstanding adjustment									0	3,586,048	0